UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh             NEW YORK, NY               11/12/09
       ------------------------   ------------------------------  ----------
             [Signature]             [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        41
                                               -------------

Form 13F Information Table Value Total:        $287,862
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number                           Name
NONE

                                                                        FORM13FINFORMATIONTABLE

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           COLUMN 1           COLUMN 2        COLUMN3     COLUMN 4   COLUMN 5                 COLUMN 6   COLUMN 7      COLUMN 8
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                                                          VALUE)      SHRS OR      SH/  PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
 NAME OF ISSUER               TITLE OF CLASS   CUSIP      (x$1000     PRN AMT      PRN  CALL DISCRETION  MANAGERS SOLE  SHARED NONE
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A D C TELECOMMUNICATIONS     NOTE 3.500% 7/1   000886AF8      13,181   19,000,000  PRN       SOLE                 19,000,000  0  0
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A D C TELECOMMUNICATIONS     NOTE 3.500% 7/1   000886AE1       1,528    2,000,000  PRN       SOLE                  2,000,000  0  0
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ADVANCED MICRO DEVICES INC   NOTE 5.750% 8/1   007903AN7      12,638   15,000,000  PRN       SOLE                 15,000,000  0  0
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ADVANCED MICRO DEVICES INC   NOTE 6.000% 5/0   007903AL1      11,509   15,500,000  PRN       SOLE                 15,500,000  0  0
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AMERICREDIT CORP             NOTE 0.750% 9/1   03060RAP6      12,233   14,000,000  PRN       SOLE                 14,000,000  0  0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICREDIT CORP             NOTE 2.125% 9/1   03060RAR2       8,718   11,000,000  PRN       SOLE                 11,000,000  0  0
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ASBURY AUTOMOTIVE GROUP INC  NOTE 3.000% 9/1   043436AG9       3,558    4,339,000  PRN       SOLE                  4,339,000  0  0
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CELL THERAPEUTICS INC        NOTE 7.500% 4/3   150934AK3       1,600    2,000,000  PRN       SOLE                  2,000,000  0  0
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CENTRAL EUROPEAN DIST CORP   NOTE 3.000% 3/1   153435AA0       3,758    4,500,000  PRN       SOLE                  4,500,000  0  0
------------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC          NOTE 2.250% 8/0   16411RAE9       1,593    3,550,000  PRN       SOLE                  3,550,000  0  0
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CIT GROUP INC                8.75%PFD SER C    125581603       2,038      312,000  SH        SOLE                    312,000  0  0
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COMPUCREDIT CORP             NOTE 3.625% 5/3   20478NAB6       2,603    5,005,000  PRN       SOLE                  5,005,000  0  0
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COMPUCREDIT CORP             NOTE 5.875%11/3   20478NAD2       1,481    3,750,000  PRN       SOLE                  3,750,000  0  0
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DECODE GENETICS INC          NOTE 3.500% 4/1   243586AB0         391    2,442,000  PRN       SOLE                  2,442,000  0  0
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EVERGREEN SOLAR INC          NOTE 4.000% 7/1   30033RAC2       4,000   10,000,000  PRN       SOLE                 10,000,000  0  0
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EXIDE TECHNOLOGIES           FRNT   9/1        302051AL1       4,856    7,000,000  PRN       SOLE                  7,000,000  0  0
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FORD MTR CO CAP TR II        PFD TR CV6.5%     345395206      14,903      503,196  SH        SOLE                    503,196  0  0
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FORD MTR CO DEL              NOTE 4.250%12/1   345370CF5      15,694   15,500,000  PRN       SOLE                 15,500,000  0  0
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GLOBAL INDS LTD              DBCV 2.750% 8/0   379336AE0      19,482   30,500,000  PRN       SOLE                 30,500,000  0  0
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GREATBATCH INC               SDCV 2.250% 6/1   39153LAB2       6,309    7,000,000  PRN       SOLE                  7,000,000  0  0
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GROUP 1 AUTOMOTIVE INC       FRNT 2.250% 6/1   398905AE9       2,115    3,000,000  PRN       SOLE                  3,000,000  0  0
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KULICKE & SOFFA INDS INC     NOTE 0.875% 6/0   501242AT8         821    1,000,000  PRN       SOLE                  1,000,000  0  0
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LDK SOLAR CO LTD             NOTE 4.750% 4/1   50183LAB3       7,088   10,000,000  PRN       SOLE                 10,000,000  0  0
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LDK SOLAR CO LTD             SPONSORED ADR     50183L107         547       63,500  SH        SOLE                     63,500  0  0
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LIBERTY MEDIA CORP           DEB 3.500% 1/1    530715AN1       4,416    8,745,000  PRN       SOLE                  8,745,000  0  0
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LIONS GATE ENTMNT CORP       NOTE 3.625% 3/1   535919AG9       6,964    7,869,000  PRN       SOLE                  7,869,000  0  0
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LIVE NATION INC              NOTE 2.875% 7/1   538034AB5       7,362   10,050,000  PRN       SOLE                 10,050,000  0  0
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LUCENT TECHNOLOGIES INC      DBCV 2.875% 6/1   549463AH0       4,175    5,000,000  PRN       SOLE                  5,000,000  0  0
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MICRON TECHNOLOGY INC        NOTE 1.875% 6/0   595112AH6      16,356   19,500,000  PRN       SOLE                 19,500,000  0  0
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NII HLDGS INC                NOTE 3.125% 6/1   62913FAJ1       8,750   10,000,000  PRN       SOLE                 10,000,000  0  0
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POWERWAVE TECHNOLOGIES INC   SDCV 3.875%10/0   739363AF6       3,218    5,500,000  PRN       SOLE                  5,500,000  0  0
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SANDISK CORP                 NOTE 1.000% 5/1   80004CAC5      15,186   19,500,000  PRN       SOLE                 19,500,000  0  0
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SAVVIS INC                   NOTE 3.000% 5/1   805423AA8       3,881    4,500,000  PRN       SOLE                  4,500,000  0  0
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SUNTECH PWR HLDGS CO LTD     NOTE 3.000% 3/1   86800CAE4       7,775   10,000,000  PRN       SOLE                 10,000,000  0  0
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TRICO MARINE SERVICES INC    NOTE 3.000% 1/1   896106AQ4       1,150    2,000,000  PRN       SOLE                  2,000,000  0   0
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TRINITY INDS INC             NOTE 3.875% 6/0   896522AF6       9,581   13,000,000  PRN       SOLE                 13,000,000  0   0
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UAL CORP                     NOTE 4.500% 6/3   902549AH7      20,595   26,000,000  PRN       SOLE                 26,000,000  0   0
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UAL CORP                     DBCV 5.000% 2/0   902549AE4       1,253    1,500,000  PRN       SOLE                  1,500,000  0   0
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USEC INC                     NOTE 3.000%10/0   90333EAC2       6,888   10,000,000  PRN       SOLE                 10,000,000  0   0
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VIROPHARMA INC               NOTE 2.000% 3/1   928241AH1       6,246    8,245,000  PRN       SOLE                  8,245,000  0   0
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WESTERN REFNG INC            NOTE 5.750% 6/1   959319AC8      11,422   12,500,000  PRN       SOLE                 12,500,000  0   0
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